N-6	Oct. 01, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Oct. 01, 2025
Amendment Flag	false
Market Wealth Plus
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
Market Wealth Plus | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Market Wealth Plus | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NYLIAC Variable Universal Life 2000
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
NYLIAC Variable Universal Life 2000 | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NYLIAC Variable Universal Life 2000 | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Variable Universal Life Accumulator II
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
New York Life Variable Universal Life Accumulator II | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Variable Universal Life Accumulator II | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Variable Universal Life Accumulator Plus
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
New York Life Variable Universal Life Accumulator Plus | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
New York Life Variable Universal Life Accumulator Plus | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Flexible Premium Variable Universal Life
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
Flexible Premium Variable Universal Life | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Flexible Premium Variable Universal Life | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date: I. PORTFOLIO NAME CHANGES
NAME CHANGES
Current Name	New Name
Macquarie VIP Emerging Markets Series — Standard Class	Nomura VIP Emerging Markets Series — Standard Class
Macquarie VIP Small Cap Value Series — Standard Class	Nomura VIP Small Cap Value Series — Standard Class
II. ADVISER NAME CHANGEAny reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolios listed above, in your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment Management Business Trust.” III. SUBADVISER DELETIONAny reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolios listed above, in your Prospectus is deleted.
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR | NomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR | NomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series — Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust